Cash and Investment Held in Trust Account (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Cash And Investment Held In Trust Account Disclosure [Abstract]
Schedule of carrying value, including gross unrealized holding gain as other comprehensive income and fair value of held to marketable securities
	Carrying Value as of March 31, 2022 (Unaudited)	Gross Unrealized Holding Gain	Fair Value as of March 31, 2022 (Unaudited)
Available-for-sale marketable securities
U.S. Treasury Securities	$40,989,461	$—	$40,989,461
	Carrying Value as of December 31, 2021	Gross Unrealized Holding Gain	Fair Value as of December 31, 2021
Available-for-sale marketable securities:
U.S. Treasury Securities	$40,441,469	$—	$40,441,469

	Carrying Value as of December 31, 2021	Gross Unrealized Holding Gain	Fair Value as of December 31, 2021
Available-for-sale marketable securities
U.S. Treasury Securities	$40,441,469	$—	$40,441,469
	Carrying Value as of December 31, 2020	Gross Unrealized Holding Gain	Fair Value as of December 31, 2020
Available-for-sale marketable securities
U.S. Treasury Securities	$48,239,345	$10,173	$48,249,518